Northern Lights Fund Trust III

Footprints Discover Value Fund

Incorporated herein by reference is the definitive version of the supplement for the Footprints Discover Value Fund filed pursuant to Rule 497(c) under the Securities Act of 1933, as amended, on February 11, 2015, (SEC Accession No. 0001580642-15-000605).